350 Park Avenue 14th Floor New York, New York 10022 ------ Administration Office: PO Box 750497 Topeka, KS 66675-0597

February 15, 2019
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811‑21104
1933 Act Registration Numbers: 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
DFA Investment Dimensions Group, Inc.	0000355437	January 8, 2019

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York